Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Short-term Investments Classifications

Short-term investments classification as of December 31, 2023 and 2022 were shown as below:

	December 31,
	2023	2022
Held-to-maturity debt investments	$2,256,215	$7,034,569
Available-for-sale debt investments	7,696,827	—
Total short-term investments	$9,953,042	$7,034,569

Summary Long-term Investments Held by Company

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2023	2022
Long-term held-to-maturity debt investments	$435,841	$537,500
Equity method investments and private equity investments without readily determinable fair values	248,444	123,940
Total long-term investments	$684,285	$661,440